Capitalized Cost from Contracts with Customers	12 Months Ended
Dec. 31, 2023
Capitalized Cost from Contracts with Customers
Capitalized Cost from Contracts with Customers

(A.3) Capitalized Cost from Contracts with Customers

y Costs of Obtaining Customer Contracts

Capitalized costs from customer contracts are classified as Other non-financial assets in our Statement of Financial Position.

The capitalized assets for the incremental costs of obtaining a customer contract consist of sales commissions earned by our sales force and partners as well as amounts paid to employees with non-sales roles when the payments meet the definition of being an incremental cost to obtain a contract with a customer. Judgment is required in determining the amounts to be capitalized, particularly where the commissions are based on cumulative targets and where commissions relate to multiple performance obligations in one customer contract. We capitalize such cumulative target commissions for all customer contracts that count towards the cumulative target but only if nothing other than obtaining customer contracts can contribute to achieving the cumulative target. Commissions for contracts with multiple performance obligations or for probable renewals thereof are allocated to these performance obligations and probable renewals relative to the respective standalone selling price.

Our sales commission payments for customer contract renewals are typically not commensurate with the commissions paid for new contracts. Thus, the commissions paid for renewable new contracts also relate to expected renewals of these contracts. Consequently, we amortize sales commissions paid for new customer contracts on a straight-line basis over the expected contract life including probable contract renewals. Judgment is required in estimating these contract lives. In exercising this judgment, we consider our expectation about future contract renewals which we evaluate periodically to confirm that the resulting amortization period properly reflects the expected contract life or if there are potential indicators of impairment. Commensurate payments are amortized over the contract term to which they relate.

The amortization periods range from 18 months to seven years depending on the type of offering. Amortization of the capitalized costs of obtaining customer contracts is classified mainly as sales and marketing expense. We expense the incremental costs of obtaining a customer contract as incurred if we expect an amortization period of one year or less.

The regular review of the amortization periods resulted in a shorter contract life for on-premise support contracts and consequently in an accelerated amortization of costs related to these contracts. This results, for capitalized cost of obtaining customer contracts as of December 31, 2023, in higher amortization expenses amounting to €121 million for 2023 and approximately €80 million for 2024.

y Costs to Fulfill Customer Contracts

Capitalized costs incurred to fulfill customer contracts mainly consist of direct costs for set-up and implementation of cloud products and custom cloud development contracts as far as these costs are not in scope of other accounting standards than IFRS 15. These costs are amortized after completion of the setup and implementation or the development, respectively, on a straight-line basis over the expected life of the cloud subscription contract including expected renewals. For the life of the contract, we consider our expectation about future contract renewals which we evaluate periodically to confirm that the resulting amortization period properly reflects the expected contract life. The amortization periods range from five to eight years depending on the type of offering. In addition, the capitalized costs include third-party license fees which are amortized over the term of the third-party license contract. Judgment is required in evaluating whether costs are directly related to customer contracts and in estimating contract lives.

Amortization of capitalized costs to fulfill contracts for custom cloud applications and extensions is included in the cost of cloud.

Capitalized Cost from Contracts with Customers

€ millions	2023			2022
	Current	Non-Current	Total	Current	Non-Current	Total
Capitalized cost of obtaining customer contracts	1,046	2,918	3,964	871	2,812	3,684
Capitalized cost to fulfill customer contracts	199	236	436	164	206	370
Capitalized contract cost	1,246	3,154	4,400	1,036	3,019	4,054
/ Other non-financial assets	2,374	3,573	5,947	2,139	3,580	5,719
Capitalized contract cost as % of / Other non-financial assets	52	88	74	48	84	71

Amortization Expense

€ millions	2023	2022
Capitalized cost of obtaining customer contracts	1,000	725
Capitalized cost to fulfill customer contracts	327	243